Investment Securities - Schedule Of Realized Gross Gains And Losses On Sale From Available For Sale Portfolio (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Marketable Securities [Abstract]
Gross gains on sales of securities	$ 52		$ 1,500
Gross gains on sales of securities		$ 2,514	5,754
Gross (losses) on sales of securities	0
Gross (losses) on sales of securities		(1,922)	(4,213)
Net gain/(loss) on sales of securities	52
Net gain/(loss) on sales of securities		592	1,541
OTTI recorded	0
OTTI recorded		0	(200)
Total securities gain/(loss), net	52	592	1,341
Proceeds from sales	$ 0	937,000	444,200
Available for sale debt securities exchanged			$ 736,000
Gain associated with call of held-to-maturity securities		400
Held-to-maturity security called		$ 4,400